Jan. 30, 2015

Prudential World Fund, Inc.
Prudential Jennison Emerging Markets Equity Fund

Supplement dated October 1, 2015 to the
Currently Effective Prospectus and Statement of Additional Information
_________________________________________________________________________

Effective as of October 1, 2015, the Fund’s existing contractual cap on Fund expenses will be lowered. In addition, the Fund’s contractual management fee rate will also be lowered. To reflect these changes, the Fund’s Prospectus and Statement of Additional Information are hereby revised as follows:

1. In the Prospectus section entitled Fund Summary—Fund Fees and Expenses, the table entitled “Annual Fund Operating Expenses” is deleted and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Class Q	Class Z
Management fees	1.05%	1.05%	1.05%	1.05%
+ Distribution and service (12b-1) fees	.30%	1.00%	None	None
+ Other expenses	1.99%	1.99%	1.73%	1.99%
= Total annual Fund operating expenses	3.34%	4.04%	2.78%	3.04%
– Fee waiver and/or expense reimbursement	(1.89)%	(1.84)%	(1.58)%	(1.84)%
= Total annual Fund operating expenses after fee waiver and/or expense reimbursement(1)	1.45%	2.20%	1.20%	1.20%

(1) The manager of the Fund has contractually agreed through February 28, 2017 to limit net annual Fund operating expenses (exclusive of distribution and service (12b-1) fees, taxes, interest, brokerage, extraordinary and certain other expenses) of each class of shares of the Fund to 1.20% of the Fund’s average daily net assets. This expense cap may not be terminated prior to February 28, 2017 without the prior approval of the Fund’s Board of Directors. Separately, the distributor of the Fund has contractually agreed through February 28, 2017 to reduce its distribution and service (12b-1) fees for Class A shares to .25% of the average daily net assets of the Class A shares. This waiver may not be terminated prior to February 28, 2017 without the prior approval of the Fund’s Board of Directors.

2. In the Prospectus section entitled Fund Summary—Fund Fees and Expenses, in the subsection entitled “Example,” the table is deleted in its entirety and replaced with the following:

	If Shares Are Redeemed				If Shares Are Not Redeemed
Share Class	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A	$689	$1,354	$2,041	$3,860	$689	$1,354	$2,041	$3,860
Class C	$323	$1,062	$1,916	$4,126	$223	$1,062	$1,916	$4,126
Class Q	$122	$712	$1,329	$2,994	$122	$712	$1,329	$2,994
Class Z	$122	$766	$1,435	$3,226	$122	$766	$1,435	$3,226